Pay vs Performance Disclosure - USD ($)		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
					Value of Initial Fixed $100 Investment Based on:
	Summary Compen-sation Table Total for PEO (1)	Compen-sation Actually Paid to PEO (2)	Average Summary Compen-sation Table Total for Non-PEO NEOs (1)	Average Compen-sation Actually Paid to Non-PEO NEOs (3)	Total Share-holder Return (4)	Peer group total Share-holder Return (4)	Net Income (Loss) (thousands) (5)	Adjusted EBITDA (thousands)
2026	$189,217,520	$458,787,192	$47,716,821	$90,328,659	$979	$461	$(250,263)	$107,229
2025	$27,708,092	$29,648,593	$9,866,986	$9,028,329	$141	$128	$(233,680)	$19,628
2024	$1,237,002	$(2,864,834)	$1,385,106	$98,090	$88	$126	$(149,274)	$21,922
2023	$5,954,578	$19,471,246	$1,928,843	$5,883,078	$173	$82	$(44,646)	$1,175

Named Executive Officers, Footnote [Text Block]

(1)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Wes Cummins and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs.

Summary Compensation Table - Total Compensation	[1],[2]	$ 189,217,520	$ 27,708,092	$ 1,237,002	$ 5,954,578
Compensation Actually Paid	[3]	$ 458,787,192	29,648,593	(2,864,834)	19,471,246
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2023	2024	2025	2026
Summary Compensation Table - Total Compensation (a)	$5,954,578	$1,237,002	$27,708,092	$189,217,520
Minus
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year (b)	$5,455,000	$-	$25,462,000	$185,900,249
Plus
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year (c)	$20,227,503	$-	$25,954,000	$283,680,000
Plus
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years (d)	$-	$(2,691,000)	$736,668	$141,575,000
Plus
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$274,166	$-	$-	$18,425,249
Plus
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(1,530,000)	$(1,410,836)	$711,832	$11,789,672
Minus
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$-	$-	$-	$-
Compensation Actually Paid	$19,471,246	$(2,864,834)	$29,648,593	$458,787,192

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to Wes Cummins during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Wes Cummins outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Wes Cummins as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
(e)	Represents the aggregate fair value at vesting of the stock and option awards that were granted to Wes Cummins and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Wes Cummins that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Wes Cummins’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 47,716,821	9,866,986	1,385,106	1,928,843
Compensation Actually Paid	[4]	$ 90,328,659	9,028,329	98,090	5,883,078
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NEO Average	2023	2024	2025	2026
Summary Compensation Table - Total Compensation (a)	$1,928,843	$1,385,106	$9,866,982	$47,716,821
Minus
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year (b)	$1,299,790	$514,000	$9,233,350	$46,601,192
Plus
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year (c)	$5,440,483	$423,000	$8,002,486	$33,096,000
Plus
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years (d)	$-	$(798,674)	86,668	$42,877,000
Plus
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$68,541	$-	$200,898	10,391,192
Plus
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(254,999)	$(397,341)	$104,645	$2,848,838
Minus
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	-	-	-	-
Compensation Actually Paid	$5,883,078	$98,090	$9,028,329	$90,328,659

(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO NEOs in the indicated fiscal year.
(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Non-PEO NEOs during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
(e)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[5]	$ 979	141	88	173
Peer Group Total Shareholder Return Amount	[5]	461	128	126	82
Net Income (Loss) Attributable to Parent	[6]	$ (250,263,000)	$ (233,680,000)	$ (149,274,000)	$ (44,646,000)
Company Selected Measure Amount		107,229,000	19,628,000	21,922,000	1,175,000
Adjustment to Compensation Amount	[7]	$ 47,716,821	$ 9,866,982	$ 1,385,106	$ 1,928,843
PEO Name		Wes Cummins	Wes Cummins	Wes Cummins	Wes Cummins
Additional 402(v) Disclosure [Text Block]		As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and to our non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance of the Company. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year and it is reported solely pursuant to the requirements of Item 402(v). The CAP amount also does not represent amounts that have actually been earned or realized, including with respect to certain equity awards, for which performance conditions for these equity awards have not yet been satisfied. To this end, information in the following table may not reflect whether compensation actually realized is aligned with performance. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Contracted revenue, including investment grade contracted revenue; and
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net operating income.
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ 185,900,249	$ 25,462,000		$ 5,455,000
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	46,601,192	9,233,350	514,000	1,299,790
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	283,680,000	25,954,000		20,227,503
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	33,096,000	8,002,486	423,000	5,440,483
Change in Fair Value of Outstandingand Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	141,575,000	736,668	(2,691,000)
Change in Fair Value of Outstandingand Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	42,877,000	86,668	(798,674)
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	18,425,249			274,166
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	10,391,192	200,898		68,541
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	11,789,672	711,832	(1,410,836)	(1,530,000)
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	2,848,838	104,645	(397,341)	(254,999)
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years Th at Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years Th at Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Wes Cummins and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs.
[2]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[3]	Amounts reported in this column represent the CAP to Wes Cummins as the Company’s PEO in the indicated fiscal years, as calculated per the SEC disclosure rules based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
[4]	Amounts reported in this column represent the average CAP to the Company’s Non-PEO NEOs in the indicated fiscal years, as calculated per the SEC disclosure rules based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
[5]	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in fiscal 2026, 2025, 2024 or 2023.
[6]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.
[7]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO NEOs in the indicated fiscal year.
[8]	Represents the aggregate grant date fair value of the stock awards and option awards granted to Wes Cummins during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[9]	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Non-PEO NEOs during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[10]	Represents the aggregate fair value as of the indicated fiscal year-end of Wes Cummins outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[11]	Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[12]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Wes Cummins as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the aggregate fair value at vesting of the stock and option awards that were granted to Wes Cummins and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Wes Cummins that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[17]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[18]	Represents the aggregate fair value as of the last day of the prior fiscal year of Wes Cummins’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[19]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.